March 3, 2026

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: TempCash, BlackRock Select Treasury Based Liquidity Fund, FedFund, T-Fund,

Treasury Trust Fund and MuniCash, each a series of BlackRock Liquidity Funds

Post-Effective Amendment No. 157 to the Registration Statement on Form N-1A

(Securities Act File No. 2-47015, Investment Company Act File No. 811-2354)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Liquidity Funds (the “Registrant”), on behalf of its series, TempCash, BlackRock Select Treasury Based Liquidity Fund, FedFund, T-Fund, Treasury Trust Fund and MuniCash (collectively, the “Funds”), hereby certifies that:

(1) the forms of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 157 to the Registration Statement on Form N-1A of the Registrant under the 1933 Act with respect to the Funds; and

(2) the text of Post-Effective Amendment No. 157 to the Registration Statement on Form N-1A of the Registrant under the 1933 Act with respect to the Funds was filed electronically with the Securities and Exchange Commission on February 25, 2026.

Sincerely,

BlackRock Liquidity Funds

/s/ Janey Ahn

Janey Ahn
Secretary of the Registrant